Average Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund ETF)	Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares 10/1/2013 - 9/30/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Short-Term Inflation-Protected Securities
Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
10/1/2013 - 9/30/2014
				Based on Market Value Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares 10/1/2013 - 9/30/2014	Barclays U.S. TIPS 0-5 Year Index Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.17%)	(1.52%)	(0.66%)	(1.37%)	(1.13%)
Since Inception	(1.01%)	(1.19%)	(0.85%)	(1.03%)	(1.14%)